                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       September 30, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.

                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Norwest Venture Partners VI, LP

Address:          c/o Norwest Venture Partners
                  245 Lytton Avenue, Suite 250

                  Palo Alto, CA  94301

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             George J. Still, Jr.

Title:            Authorized General Partner

Phone:            650/289-2228

Signature, Place, and Date of Signing:


/s/ George J. Still, Jr.         Palo Alto, CA            November 13, 2001
----------------------------     --------------------     -----------------
[Signature]                      [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.
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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     9

Form 13F Information Table Value Total:     $104,126
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
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                           FORM 13F INFORMATION TABLE

                              TITLE                 VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER               OF CLASS    CUSIP    (X1000)   PRN AMT  PRN CALL DSCRETN MANAGERS      SOLE  SHARED  NONE
Avaya, Inc.                    COM     053499109      293    25,832  SH         SOLE              25,832       0     0
Chordiant Software, Inc.       COM     170404107    3,753 1,321,472  SH         SOLE           1,321,472       0     0
Docent                         COM     25608L106   38,859 7,850,254  SH         SOLE           7,850,254       0     0
Lucent Technologies, Inc.      COM     549463107    2,114   309,995  SH         SOLE             309,995       0     0
Pegasus Corporation            COM     705904100    3,582   311,466  SH         SOLE             311,466       0     0
PMC Sierra                     COM     69344F106    2,645    86,019  SH         SOLE              86,019       0     0
SeeBeyond Technologies Corp    COM     834040107   24,291 4,188,069  SH         SOLE           4,188,069       0     0
Via Net.Works                  COM     925912107      257   291,928  SH         SOLE             291,928       0     0
Vignette Corporation           COM     926734104   28,332 4,148,181  SH         SOLE           4,148,181       0     0